Equity (Tables)	6 Months Ended
Jun. 30, 2018
Equity [Abstract]
Schedule of employee option activity under the 2007 Plan

	Number of options	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at January 1, 2018	309,309	$4.38	3.97	$1,237
Granted	-	$-
Exercised	(625)	$4.00
Forfeited	(21,875)	$6.89

Outstanding at June 30, 2018	286,809	$4.19	3.25	$1,179

Exercisable at June 30, 2018	280,559	$4.15	3.21	$1,165